Consolidated Quarterly Holdings Report

for

Fidelity® Commodity Strategy Fund

April 30, 2012

1.899315.102

FCR-QTLY-0612

Consolidated Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Commodity-Linked Notes - 0.7%
	Principal Amount	Value
Deutsche Bank AG 0.0813% 11/8/12 (b)(e)(f) (Cost $2,500,000)	$ 2,500,000	$ 2,542,347
U.S. Treasury Obligations - 11.8%

U.S. Treasury Bills, yield at date of purchase 0.02% to 0.11% 5/3/12 to 9/6/12 (c)(d) (Cost $42,994,349)	43,000,000	42,993,911
Money Market Funds - 89.6%
	Shares
Fidelity Cash Central Fund, 0.14% (a) (Cost $327,002,958)	327,002,958	327,002,958
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $372,497,307)		372,539,216
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(7,684,434)
NET ASSETS - 100%		$ 364,854,782
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Commodity Futures Contracts
75 CBOT Corn Contracts	July 2012	$ 2,378,438	$ 21,907
43 CBOT Soybean Contracts	July 2012	3,236,825	151,441
40 CBOT Soybean Oil Contracts	July 2012	1,321,200	(50,111)
58 CBOT Wheat Contracts	July 2012	1,898,050	47,586
23 CME Lean Hogs Contracts	June 2012	790,510	(81,810)
27 CME Live Cattle Contracts	June 2012	1,232,820	(103,010)
30 COMEX Copper Contracts	July 2012	2,872,125	112,468
22 COMEX Gold 100 oz. Contracts	June 2012	3,661,240	(75,184)
7 COMEX Silver Contracts	July 2012	1,085,560	(24,597)
17 ICE Brent Crude Contracts	July 2012	2,025,890	(75,158)
11 ICE Coffee 'C' Contracts	July 2012	740,644	(8,972)
42 LME Aluminum Contracts	July 2012	2,219,963	33,704
8 LME Nickel Contracts	July 2012	858,576	(18,124)
25 LME Zinc Contracts	July 2012	1,289,688	40,425
15 NYBOT Cotton No. 2 Contracts	July 2012	670,500	2,355
52 NYBOT Sugar Contracts	July 2012	1,230,029	(123,455)
11 NYMEX Gasoline RBOB Contracts	July 2012	1,424,900	(34,692)
10 NYMEX Heating Oil Contracts	July 2012	1,338,162	15,275
127 NYMEX Natural Gas Contracts	July 2012	3,040,380	167,460
35 NYMEX WTI Crude Contracts	July 2012	3,684,100	61,201
TOTAL COMMODITY FUTURES CONTRACTS		$ 36,999,600	$ 58,709

The face value of futures purchased as a percentage of net assets is 10.1%
Swap Agreements
	Expiration Date	Notional Amount	Value
Total Return Swaps
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	May 2012	$ 17,000,000	$ (922,214)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	June 2012	10,600,000	(462,020)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	June 2012	10,200,000	(191,232)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	June 2012	10,000,000	(323,432)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	July 2012	4,800,000	144,089
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	August 2012	4,000,000	71,649
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	May 2012	10,500,000	(518,198)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	July 2012	13,700,000	130,411
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	May 2012	5,400,000	120,618
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	June 2012	$ 9,100,000	$ (447,550)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	June 2012	6,600,000	(141,302)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	July 2012	17,500,000	384,947
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	June 2012	15,000,000	(687,307)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	June 2012	11,000,000	(479,455)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	July 2012	8,700,000	(4,461)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	July 2012	8,900,000	110,306
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Merrill Lynch, Inc.	May 2012	19,100,000	(530,803)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Merrill Lynch, Inc.	May 2012	20,000,000	(1,084,958)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	June 2012	$ 17,800,000	$ (633,331)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	July 2012	25,000,000	(138,744)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	July 2012	19,000,000	417,943
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	May 2012	21,000,000	(1,097,717)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	May 2012	8,500,000	(171,447)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	May 2012	20,000,000	(1,002,965)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	May 2012	15,000,000	(686,555)
		$ 328,400,000	$ (8,143,728)
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,542,347 or 0.7% of net assets.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $2,140,531.
(d) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $38,045,392.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Security is indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3. Securities do not guarantee any return of principal at maturity but instead, will pay at maturity or upon exchange, an amount based on the closing value of the Dow Jones-UBS Commodity Index Total Return. Although these instruments are primarily debt obligations, they indirectly provide exposure to changes in the value of the underlying commodities. Holders of the security have the right to exchange these notes at any time.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 195,086
Consolidated Subsidiary
	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Commodity Return Cayman Ltd.	$ 13,856,563	$ 55,999,980	$ 5,000,002	$ -	$ 39,223,736
Other Information

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 42,993,911	$ -	$ 42,993,911	$ -
Commodity-Linked Notes	2,542,347	-	2,542,347	-
Money Market Funds	327,002,958	327,002,958	-	-
Total Investments in Securities:	$ 372,539,216	$ 327,002,958	$ 45,536,258	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 653,822	$ 653,822	$ -	$ -
Swap Agreements	1,379,963	-	1,379,963	-
Total Assets	$ 2,033,785	$ 653,822	$ 1,379,963	$ -
Liabilities
Futures Contracts	$ (595,113)	$ (595,113)	$ -	$ -
Swap Agreements	(9,523,691)	-	(9,523,691)	-
Total Liabilities	$ (10,118,804)	$ (595,113)	$ (9,523,691)	$ -
Total Derivative Instruments:	$ (8,085,019)	$ 58,709	$ (8,143,728)	$ -
Income Tax Information

At April 30, 2012, the cost of investment securities for income tax purposes, on an unconsolidated basis, was $398,960,835. Net unrealized depreciation aggregated $34,022,873, of which $42,347 related to appreciated investment securities and $34,065,220 related to depreciated investment securities.

Consolidated Subsidiary

The Fund invests in certain commodity-related instruments through Fidelity Commodity Return Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). As of April 30, 2012, the Fund held $39,223,736 in the Subsidiary, representing 10.8% of the Fund's net assets. The Quarterly Holdings report is consolidated and includes the holdings of the Fund and the Subsidiary.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For commodity-linked notes, pricing services generally consider the movement of an underlying commodity index as well as other terms of the contract including the leverage factor and any fee and/or interest components of the note and are categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to movements in the underlying index, interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price or official closing price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Consolidated Quarterly Holdings Report

for

Fidelity® Series Commodity
Strategy Fund

April 30, 2012

1.899305.102

SCR-S-QTLY-0612

Consolidated Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Commodity-Linked Notes - 1.2%
	Principal Amount	Value
Cooperatieve Centrale Raiffeisen - Boerenleenbank BA 0.0258% 3/6/13 (b)(e)(g)	$ 25,000,000	$ 22,224,097
Deutsche Bank AG:
0.0788% 11/29/12 (b)(e)(g)	10,000,000	8,763,980
0.0788% 1/31/13 (b)(e)(g)	10,000,000	10,340,121
0.0788% 4/26/13 (b)(e)(g)	15,000,000	14,451,468
0.0798% 12/21/12 (b)(e)(g)	10,000,000	11,077,086
0.0798% 1/17/13 (b)(e)(g)	12,000,000	13,294,722
0.0813% 11/8/12 (b)(e)(g)	24,000,000	24,406,530
0.0813% 3/7/13 (b)(e)	11,000,000	10,277,218
Svensk Exportkredit AB 0% 1/24/13 (b)(e)(g)	12,000,000	11,653,831
TOTAL COMMODITY-LINKED NOTES (Cost $129,000,000)		126,489,053
U.S. Treasury Obligations - 11.1%

U.S. Treasury Bills, yield at date of purchase 0.01% to 0.13% 5/3/12 to 9/27/12 (c)(d) (Cost $1,119,726,294)	1,120,000,000	1,119,713,417
Commodity Funds - 4.4%

Fidelity Commodity Strategy Central Fund (f) (Cost $455,957,206)	41,375,427	443,130,823
Money Market Funds - 84.6%
	Shares
Fidelity Cash Central Fund, 0.14% (a) (Cost $8,523,212,220)	8,523,212,220	8,523,212,220
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $10,227,895,720)		10,212,545,513
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(133,928,783)
NET ASSETS - 100%		$ 10,078,616,730
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Commodity Futures Contracts
1,881 CBOT Corn Contracts	July 2012	$ 59,651,213	$ 570,261
1,075 CBOT Soybean Contracts	July 2012	80,920,625	3,767,104
1,000 CBOT Soybean Oil Contracts	July 2012	33,030,000	(1,241,215)
1,440 CBOT Wheat Contracts	July 2012	47,124,000	1,196,677
570 CME Lean Hogs Contracts	June 2012	19,590,900	(1,853,697)
683 CME Live Cattle Contracts	June 2012	31,185,780	(2,272,690)
745 COMEX Copper Contracts	July 2012	71,324,438	2,769,472
550 COMEX Gold 100 oz. Contracts	June 2012	91,531,000	(1,036,726)
174 COMEX Silver Contracts	July 2012	26,983,920	(673,608)
426 ICE Brent Crude Contracts	July 2012	50,766,420	(1,625,609)
280 ICE Coffee 'C' Contracts	July 2012	18,852,750	(217,659)
1,042 LME Aluminum Contracts	July 2012	55,076,213	806,891
211 LME Nickel Contracts	July 2012	22,644,942	(493,478)
616 LME Zinc Contracts	July 2012	31,777,900	975,543
383 NYBOT Cotton No. 2 Contracts	July 2012	17,120,100	39,347
1,298 NYBOT Sugar Contracts	July 2012	30,703,411	(3,045,600)
265 NYMEX Gasoline RBOB Contracts	July 2012	34,327,146	(906,332)
246 NYMEX Heating Oil Contracts	July 2012	32,918,785	323,489
3,164 NYMEX Natural Gas Contracts	July 2012	75,746,160	4,335,813
870 NYMEX WTI Crude Contracts	July 2012	91,576,200	1,478,183
TOTAL COMMODITY FUTURES CONTRACTS		$ 922,851,903	$ 2,896,166

The face value of futures purchased as a percentage of net assets is 9.2%
Swap Agreements
	Expiration Date	Notional Amount	Value
Total Return Swaps
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	May 2012	$ 40,000,000	$ (639,897)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	May 2012	30,000,000	(899,933)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	May 2012	17,000,000	(378,345)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	May 2012	30,000,000	(833,721)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	May 2012	30,000,000	(1,314,189)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	May 2012	31,000,000	(1,472,311)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	May 2012	25,000,000	(1,356,197)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	May 2012	32,000,000	(1,606,375)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	June 2012	30,000,000	(1,307,605)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	June 2012	$ 30,000,000	$ (1,046,213)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	June 2012	30,000,000	(562,446)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	June 2012	15,000,000	(426,919)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	June 2012	20,000,000	(646,864)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	July 2012	50,000,000	(1,482,043)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	June 2012	35,000,000	(1,037,430)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	July 2012	35,000,000	(1,187,582)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	July 2012	31,000,000	(657,971)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	June 2012	25,000,000	(535,234)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	July 2012	$ 27,000,000	$ (315,446)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	August 2012	40,000,000	(774,732)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	August 2012	26,000,000	(575,759)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	August 2012	44,700,000	(723,510)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	August 2012	35,000,000	104,878
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	July 2012	31,000,000	930,577
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	July 2012	23,000,000	629,341
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	August 2012	30,000,000	669,938
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	August 2012	25,000,000	564,526
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	August 2012	$ 25,000,000	$ 447,809
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Barclays Bank PLC	August 2012	30,000,000	0
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	May 2012	50,000,000	(1,476,723)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	May 2012	25,000,000	(788,093)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	May 2012	23,000,000	(755,274)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	May 2012	26,000,000	(826,952)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	May 2012	23,000,000	(831,447)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	May 2012	31,000,000	(739,193)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	May 2012	30,000,000	(817,584)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	May 2012	$ 30,000,000	$ (926,909)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	May 2012	32,000,000	(1,400,592)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	May 2012	26,000,000	(1,233,873)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	May 2012	37,000,000	(1,826,031)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	May 2012	45,000,000	(2,439,527)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	May 2012	32,000,000	(1,672,159)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	June 2012	40,000,000	(2,006,610)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	May 2012	35,000,000	(1,602,547)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	June 2012	20,000,000	(982,968)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	June 2012	$ 31,000,000	$ (1,350,190)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	June 2012	25,000,000	(467,952)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	June 2012	18,000,000	(305,174)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	June 2012	37,000,000	(758,098)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	June 2012	41,000,000	(1,165,742)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	June 2012	31,000,000	(772,484)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	June 2012	30,000,000	(969,507)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	June 2012	35,000,000	(814,380)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	June 2012	50,000,000	(1,480,783)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	June 2012	$ 20,000,000	$ (592,313)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	June 2012	25,000,000	(847,656)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	June 2012	21,000,000	(445,251)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	June 2012	50,000,000	(583,091)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	June 2012	33,000,000	(638,467)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	June 2012	35,000,000	(774,389)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	July 2012	21,000,000	(397,736)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	July 2012	17,000,000	161,823
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	July 2012	30,000,000	90,323
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	July 2012	$ 33,000,000	$ (89,737)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	July 2012	35,000,000	477,112
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	July 2012	25,000,000	296,728
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	July 2012	30,000,000	(15,088)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	July 2012	30,000,000	612,439
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	July 2012	40,000,000	1,201,007
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	July 2012	20,000,000	547,374
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	July 2012	30,000,000	734,738
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	July 2012	28,000,000	347,031
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	August 2012	$ 35,000,000	$ 163,181
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Credit Suisse First Boston	August 2012	20,000,000	0
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	May 2012	28,000,000	(566,839)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	May 2012	30,000,000	(887,464)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	May 2012	20,000,000	(631,395)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	May 2012	20,000,000	(657,670)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	May 2012	26,000,000	(828,120)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	May 2012	35,000,000	(1,266,798)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	May 2012	20,000,000	(506,917)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	May 2012	$ 35,000,000	$ (836,012)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	May 2012	20,000,000	(545,867)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	May 2012	25,000,000	(773,424)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	May 2012	25,000,000	(1,095,157)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	May 2012	26,000,000	(1,234,842)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	May 2012	35,000,000	(1,728,612)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	May 2012	40,000,000	(2,169,915)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	May 2012	35,000,000	(1,756,973)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	June 2012	30,000,000	(1,475,438)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	June 2012	$ 20,000,000	$ (871,737)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	June 2012	25,000,000	(871,844)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	June 2012	28,000,000	(475,544)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	June 2012	55,000,000	(1,128,500)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	June 2012	35,000,000	(996,143)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	June 2012	20,000,000	(498,914)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	June 2012	27,000,000	(873,267)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	June 2012	17,000,000	(395,994)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	June 2012	25,000,000	(848,273)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	June 2012	$ 28,000,000	$ (996,252)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	June 2012	21,000,000	(449,597)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	June 2012	27,000,000	(315,446)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	June 2012	33,000,000	(639,154)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	July 2012	20,000,000	(379,169)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	July 2012	20,000,000	(134,327)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	July 2012	30,000,000	285,045
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	July 2012	26,000,000	(144,294)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	July 2012	30,000,000	(519,880)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	May 2012	$ 20,000,000	$ 59,930
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	July 2012	26,000,000	(71,058)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	July 2012	25,000,000	340,520
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	July 2012	17,000,000	231,554
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	July 2012	30,000,000	659,909
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	July 2012	15,000,000	410,440
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	July 2012	40,000,000	893,250
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	July 2012	22,000,000	496,783
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	July 2012	33,000,000	591,107
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	July 2012	$ 16,000,000	$ 198,304
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Goldman Sachs	August 2012	30,000,000	139,820
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	May 2012	55,000,000	(1,627,018)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	May 2012	22,000,000	(723,437)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	May 2012	40,000,000	(1,111,628)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	May 2012	35,000,000	(887,104)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	May 2012	30,000,000	(818,800)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	May 2012	37,000,000	(1,144,668)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	May 2012	36,000,000	(1,709,781)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	May 2012	$ 33,000,000	$ (1,629,834)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	May 2012	28,000,000	(1,518,941)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	June 2012	40,000,000	(1,832,819)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	June 2012	33,000,000	(1,622,982)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	June 2012	20,000,000	(871,737)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	June 2012	29,000,000	(492,528)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	June 2012	45,000,000	(923,319)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	June 2012	25,000,000	(711,531)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	June 2012	20,000,000	(498,914)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	June 2012	$ 30,000,000	$ (970,296)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	June 2012	30,000,000	(889,226)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	June 2012	50,000,000	(1,482,043)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	June 2012	30,000,000	(1,017,927)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	June 2012	19,000,000	(403,273)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	June 2012	26,000,000	(556,644)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	June 2012	35,000,000	(408,912)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	June 2012	34,000,000	(658,522)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	July 2012	45,000,000	(302,236)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	July 2012	$ 40,000,000	$ 380,059
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	July 2012	37,000,000	(598,879)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	July 2012	30,000,000	89,896
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	July 2012	36,000,000	(98,389)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	July 2012	20,000,000	237,174
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	July 2012	28,000,000	(14,358)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	July 2012	35,000,000	714,262
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	July 2012	35,000,000	957,693
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	July 2012	30,000,000	669,938
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	July 2012	$ 30,000,000	$ 734,623
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	July 2012	30,000,000	537,370
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	July 2012	25,000,000	309,849
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	August 2012	25,000,000	116,517
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with JPMorgan Chase, Inc.	August 2012	35,000,000	0
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Merrill Lynch, Inc.	May 2012	25,000,000	(789,244)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Merrill Lynch, Inc.	May 2012	20,000,000	(506,917)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Merrill Lynch, Inc.	May 2012	30,000,000	(818,800)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Merrill Lynch, Inc.	May 2012	30,000,000	(818,800)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Merrill Lynch, Inc.	May 2012	$ 15,000,000	$ (740,834)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Merrill Lynch, Inc.	May 2012	10,500,000	(527,092)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Merrill Lynch, Inc.	May 2012	34,000,000	(1,557,897)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Merrill Lynch, Inc.	June 2012	33,000,000	(618,691)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Merrill Lynch, Inc.	June 2012	20,000,000	(339,674)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Merrill Lynch, Inc.	June 2012	16,000,000	(399,131)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Merrill Lynch, Inc.	June 2012	25,000,000	(741,021)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Merrill Lynch, Inc.	June 2012	26,000,000	(551,847)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Merrill Lynch, Inc.	June 2012	12,000,000	(256,912)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Merrill Lynch, Inc.	July 2012	$ 50,000,000	$ (584,160)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Merrill Lynch, Inc.	June 2012	29,000,000	(642,193)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Merrill Lynch, Inc.	June 2012	43,000,000	(815,213)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Merrill Lynch, Inc.	July 2012	21,000,000	(141,044)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Merrill Lynch, Inc.	July 2012	25,000,000	237,537
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Merrill Lynch, Inc.	July 2012	32,000,000	(177,592)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Merrill Lynch, Inc.	July 2012	25,000,000	(433,233)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Merrill Lynch, Inc.	July 2012	25,000,000	74,913
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Merrill Lynch, Inc.	July 2012	30,000,000	408,624
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Merrill Lynch, Inc.	July 2012	$ 16,000,000	$ (8,205)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Merrill Lynch, Inc.	July 2012	15,000,000	329,955
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Merrill Lynch, Inc.	July 2012	15,000,000	306,112
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Merrill Lynch, Inc.	July 2012	25,000,000	684,067
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Merrill Lynch, Inc.	July 2012	19,000,000	465,261
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Merrill Lynch, Inc.	July 2012	30,000,000	537,370
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Merrill Lynch, Inc.	July 2012	20,000,000	93,213
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	May 2012	28,000,000	(566,839)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	May 2012	31,000,000	(978,662)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	May 2012	$ 16,000,000	$ (526,136)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	May 2012	30,000,000	(955,524)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	May 2012	30,000,000	(833,721)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	May 2012	33,000,000	(836,413)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	May 2012	30,000,000	(716,581)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	May 2012	30,000,000	(818,800)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	May 2012	25,000,000	(773,424)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	May 2012	33,000,000	(1,629,834)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	May 2012	35,000,000	(1,830,132)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	June 2012	$ 30,000,000	$ (1,475,438)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	June 2012	30,000,000	(562,446)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	June 2012	25,000,000	(424,593)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	June 2012	35,000,000	(718,137)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	June 2012	42,000,000	(978,338)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	June 2012	40,000,000	(1,423,217)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	June 2012	28,000,000	(594,297)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	July 2012	50,000,000	(584,160)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	June 2012	27,000,000	(511,878)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	July 2012	$ 25,000,000	$ (167,909)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	July 2012	25,000,000	237,537
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	July 2012	32,000,000	(177,592)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	July 2012	35,000,000	(606,527)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	June 2012	15,000,000	44,948
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	July 2012	50,000,000	592,936
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	July 2012	31,000,000	(15,897)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	July 2012	33,000,000	725,900
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	July 2012	25,000,000	510,187
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	July 2012	$ 30,000,000	$ 677,432
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Morgan Stanley Capital Group, Inc.	July 2012	29,000,000	359,425
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	May 2012	25,000,000	(505,490)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	May 2012	20,000,000	(591,166)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	May 2012	20,000,000	(630,935)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	May 2012	24,000,000	(788,658)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	May 2012	20,000,000	(636,566)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	May 2012	20,000,000	(506,500)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	May 2012	30,000,000	(1,374,113)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	June 2012	$ 22,000,000	$ (1,081,626)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	June 2012	26,000,000	(1,132,837)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	June 2012	10,000,000	(169,689)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	June 2012	17,000,000	(483,599)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	June 2012	24,000,000	(598,375)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	June 2012	21,000,000	(488,899)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	June 2012	45,000,000	(1,333,271)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	June 2012	50,000,000	(1,481,413)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	June 2012	45,000,000	(1,526,336)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	June 2012	$ 22,000,000	$ (782,516)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	June 2012	25,000,000	(534,960)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	July 2012	43,000,000	(501,918)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	June 2012	25,000,000	(553,375)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	July 2012	24,000,000	(160,976)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	July 2012	20,000,000	(110,825)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	July 2012	25,000,000	(433,042)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	July 2012	36,000,000	(582,427)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	July 2012	30,000,000	(81,785)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	July 2012	$ 20,000,000	$ 272,526
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	July 2012	15,000,000	177,959
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	July 2012	34,000,000	(17,267)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	July 2012	35,000,000	1,050,766
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	July 2012	25,000,000	684,142
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	July 2012	27,000,000	661,213
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	July 2012	23,000,000	519,402
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	July 2012	25,000,000	309,849
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	July 2012	15,000,000	69,922
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with Societe Generale	August 2012	$ 30,000,000	$ 0
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	May 2012	30,000,000	(618,887)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	May 2012	25,000,000	16,556
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	May 2012	30,000,000	(571,090)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	May 2012	40,000,000	(1,196,755)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	May 2012	32,000,000	(839,831)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	May 2012	20,000,000	(443,665)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	May 2012	30,000,000	(945,021)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	June 2012	16,000,000	(525,044)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	May 2012	$ 25,000,000	$ (903,192)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	June 2012	27,000,000	(748,640)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	June 2012	20,000,000	(505,667)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	May 2012	22,000,000	(524,137)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	June 2012	30,000,000	(1,312,488)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	May 2012	20,000,000	(948,760)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	June 2012	30,000,000	(1,567,131)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	June 2012	30,000,000	(1,504,448)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	June 2012	30,000,000	(1,044,832)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	June 2012	$ 25,000,000	$ (423,483)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	July 2012	25,000,000	(511,866)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	July 2012	28,000,000	(795,718)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	July 2012	27,000,000	(672,446)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	July 2012	30,000,000	(697,654)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	June 2012	20,000,000	(592,061)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	July 2012	25,000,000	(740,076)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	July 2012	50,000,000	(1,777,295)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	July 2012	25,000,000	(529,779)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	August 2012	$ 41,000,000	$ (876,436)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	August 2012	31,000,000	(361,185)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	August 2012	34,000,000	(643,637)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	August 2012	25,000,000	(167,231)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	August 2012	20,000,000	(346,126)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	August 2012	35,000,000	(565,730)
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	August 2012	27,420,000	71,139
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	August 2012	30,000,000	409,117
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	Sept. 2012	28,000,000	381,843
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps - continued
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	Sept. 2012	$ 30,000,000	$ 356,230
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	Sept. 2012	32,000,000	704,271
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	July 2012	25,000,000	510,455
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	July 2012	20,000,000	600,569
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	Sept. 2012	40,000,000	979,728
Receive a return equal to Dow Jones-UBS Commodity Index Total Return and pay a floating rate based on 3-month US auction rate T-Bill plus a specified spread with UBS AG	Sept. 2012	25,000,000	447,911
		$ 8,475,620,000	$ (145,293,811)
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $126,489,053 or 1.2% of net assets.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $49,032,622.
(d) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $925,480,246.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(g) Security is indexed to the Dow Jones-UBS Commodity Index Total Return, multiplied by 3. Securities do not guarantee any return of principal at maturity but instead, will pay at maturity or upon exchange, an amount based on the closing value of the Dow Jones-UBS Commodity Index Total Return. Although these instruments are primarily debt obligations, they indirectly provide exposure to changes in the value of the underlying commodities. Holders of the security have the right to exchange these notes at any time.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,743,282
Fidelity Commodity Strategy Central Fund	312,208
Total	$ 7,055,490
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ -	$ 1,000,601,663*	$ 531,556,241	$ 443,130,823	50.8%
* Includes the value of shares purchased through in-kind transactions.
Consolidated Subsidiary
	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Series Commodity Return Cayman Ltd.	$ 1,291,671,164	$ 849,999,978	$ -	$ -	$ 1,053,896,390
Other Information

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 1,119,713,417	$ -	$ 1,119,713,417	$ -
Commodity-Linked Notes	126,489,053	-	126,489,053	-
Money Market Funds	8,523,212,220	8,523,212,220	-	-
Commodity Funds	443,130,823	443,130,823	-	-
Total Investments in Securities:	$ 10,212,545,513	$ 8,966,343,043	$ 1,246,202,470	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 16,262,780	$ 16,262,780	$ -	$ -
Swap Agreements	31,541,883	-	31,541,883	-
Total Assets	$ 47,804,663	$ 16,262,780	$ 31,541,883	$ -
Liabilities
Futures Contracts	$ (13,366,614)	$ (13,366,614)	$ -	$ -
Swap Agreements	(176,835,694)	-	(176,835,694)	-
Total Liabilities	$ (190,202,308)	$ (13,366,614)	$ (176,835,694)	$ -
Total Derivative Instruments:	$ (142,397,645)	$ 2,896,166	$ (145,293,811)	$ -
Income Tax Information

At April 30, 2012, the cost of investment securities for income tax purposes, on an unconsolidated basis, was $11,287,382,272. Net unrealized depreciation aggregated $1,213,051,767, of which $3,118,459 related to appreciated investment securities and $1,216,170,226 related to depreciated investment securities.

Consolidated Subsidiary

The Fund invests in certain commodity-related instruments through Fidelity Series Commodity Return Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). As of April 30, 2012, the Fund held $1,053,896,390 in the Subsidiary, representing 10.5% of the Fund's net assets. The Quarterly Holdings report is consolidated and includes the holdings of the Fund and the Subsidiary.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For commodity-linked notes, pricing services generally consider the movement of an underlying commodity index as well as other terms of the contract including the leverage factor and any fee and/or interest components of the note and are categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to movements in the underlying index, interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price or official closing price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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Quarterly Report